Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventories
Raw materials	€ 2,978	€ 3,733
Work in progress	6,504	7,661
Total	9,482	11,394
Reserve for slow-moving work in process inventory	29	0
Reserve for slow-moving raw material inventory	€ 810	€ 104